Fair Value - Summary of Assumptions Used in Determination of Fair Value of Derivatives (Detail)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021 yr	Mar. 08, 2021 yr	Dec. 31, 2020 yr	Dec. 31, 2019 yr
Redeemable Convertible Preferred Stock Warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input					0.70	0.70
Redeemable Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input					2.0	2.0
Redeemable Convertible Preferred Stock Warrants | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0	0	0
Redeemable Convertible Preferred Stock Warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input					0.001	0.016
Sponsor Earn-out Liability | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.7025	0.5250		0.2920
Sponsor Earn-out Liability | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.4	4.2		5.0
Sponsor Earn-out Liability | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0		0
Sponsor Earn-out Liability | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0420	0.0112		0.0086
Sponsor Earn-out Liability | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.34	3.91		9.19
Private Warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.7025	0.5250		0.2920
Private Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.9	3.7	3.7	4.5
Private Warrants | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0		0
Private Warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0425	0.0104		0.0073
Private Warrants | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.34	3.91		9.19
Minimum | Redeemable Convertible Preferred Stock Warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.52
Minimum | Redeemable Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.08
Minimum | Redeemable Convertible Preferred Stock Warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.0004
Minimum | Redeemable Convertible Preferred Stock Warrants | Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.050	0.11	0.20
Maximum | Redeemable Convertible Preferred Stock Warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.75
Maximum | Redeemable Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				7.71
Maximum | Redeemable Convertible Preferred Stock Warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.0128
Maximum | Redeemable Convertible Preferred Stock Warrants | Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input				0.330	0.55	0.55